Operating expenses - Bonus awards reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Bonus awarded	£ 448	£ 356	£ 370
Less: deferral of charge for amounts awarded for current year	(144)	(114)	(127)
Income statement charge for amounts awarded in current year	304	242	243
Add: current year charge for amounts deferred from prior years	109	115	94
Less: forfeiture of amounts deferred from prior years	(2)	(4)	(3)
Income statement charge for amounts deferred from prior years	107	111	91
Income statement charge for bonus awards	£ 411	£ 353	£ 334